UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett
Mid Cap Value Fund

For the six-month period ended June 30, 2007

Lord Abbett Mid Cap Value Fund

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Mid Cap Value Fund's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

The industrial sector of the economy looked stronger in the period. With the supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six-month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Q: How did the Mid Cap Value Fund perform during the six-month period ended June 30, 2007?

A: The Fund returned 11.3%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Value Index,7 which returned 8.7% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector and the producer durables sector (both owing to an underweight position), followed by the materials and processing sector (owing to an overweight position).

Among the individual holdings that contributed to performance were materials and processing holding The Mosaic Co. (the Fund's number-one contributor), a producer of crop nutrients to agricultural communities; producer durables holding Cummins, Inc., which designs and manufactures diesel engines; healthcare holding King Pharmaceuticals, Inc., a manufacturer of prescription pharmaceutical products; technology holding McAfee, Inc., a developer of computer security solutions; and consumer discretionary holding R.R. Donnelley & Sons Co., a provider of commercial printing and information services.

The worst detractor from the Fund's performance relative to its benchmark was the consumer discretionary sector, followed by the utilities sector and the auto and transportation sector.

Among the individual holdings that detracted from performance were consumer discretionary holdings OfficeMax, Inc. (the Fund's number-one detractor), a retailer of office products, and The Interpublic Group of

Companies, Inc., an organization of advertising agencies and marketing service companies; utilities holding NiSource Inc., a natural gas and electricity company; technology holding JDS Uniphase Corp., a provider of communications test and measurement solutions and optical products; and healthcare holding Mylan Laboratories Inc., a developer of generic and branded pharmaceutical products.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

7  The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks also are members of the Russell 1000® Value index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class A
Actual	$1,000.00	$1,113.10	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class B
Actual	$1,000.00	$1,109.00	$9.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class C
Actual	$1,000.00	$1,109.40	$9.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class P
Actual	$1,000.00	$1,112.10	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$5.91
Class Y
Actual	$1,000.00	$1,114.80	$3.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.18	$3.66

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.73% for Classes B and C, 1.18% for Class P and 0.73% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Auto & Transportation	2.21%
Consumer Discretionary	17.69%
Consumer Staples	5.40%
Financial Services	7.77%
Healthcare	7.50%
Materials & Processing	15.10%
Other Energy	6.39%
Producer Durables	4.12%
Technology	13.53%
Utilities	15.95%
Short-Term Investment	4.34%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 96.27%
Advertising Agency 5.46%
Interpublic Group of Cos. (The)*	23,314,021	$265,780
R.H. Donnelley Corp.*(b)	4,125,874	312,659
Total		578,439
Agriculture, Fishing & Ranching 1.15%
Monsanto Co.	1,804,060	121,846
Auto Parts: After Market 1.72%
Genuine Parts Co.	3,672,221	182,142
Auto Parts: Original Equipment 0.27%
ArvinMeritor, Inc.	1,266,500	28,116
Beverage: Soft Drinks 1.92%
Coca-Cola Enterprises Inc.	8,465,325	203,168
Chemicals 3.16%
Chemtura Corp.(b)	12,439,159	138,199
Eastman Chemical Co.	3,056,659	196,635
Total		334,834
Commercial Information Services 0.28%
Arbitron Inc.	584,754	30,132
Communications Technology 10.16%
ADC Telecommunications, Inc.*(b)	8,957,811	164,197
Avaya Inc.*	13,724,736	231,124
JDS Uniphase Corp.*(b)	16,050,391	215,557
McAfee, Inc.*	7,872,096	277,098
Tellabs, Inc.*	17,525,145	188,570
Total		1,076,546
Computer Services, Software & Systems 3.45%
Cadence Design Systems, Inc.*	9,767,079	214,485
Openwave Systems, Inc.	3,545,781	22,197

Investments	Shares	Value (000)
Sybase, Inc.*(b)	5,402,403	$129,063
Total		365,745
Consumer Products 1.32%
Snap-on Inc.	2,767,906	139,807
Containers & Packaging: Paper & Plastic 1.10%
Pactiv Corp.*	3,665,408	116,890
Diversified Manufacturing 1.90%
Ball Corp.	3,792,619	201,654
Diversified Production 0.15%
Pentair, Inc.	416,900	16,080
Drug & Grocery Store Chains 2.51%
Kroger Co. (The)	4,740,400	133,347
Safeway Inc.	3,907,248	132,964
Total		266,311
Drugs & Pharmaceuticals 4.65%
King Pharmaceuticals, Inc.*(b)	13,233,869	270,765
Mylan Laboratories, Inc.	12,223,571	222,347
Total		493,112
Engineering & Contracting Services 1.06%
KBR, Inc.*	4,262,166	111,797
Fertilizers 2.35%
Mosaic Co. (The)*	5,565,961	217,184
Potash Corp. of Saskatchewan Inc. (Canada)(a)	405,867	31,645
Total		248,829
Foods 1.00%
Smithfield Foods, Inc.*	3,437,518	105,841
Health & Personal Care 0.76%
HealthSouth Corp.*(b)	4,439,140	80,393

See Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

June 30, 2007

Investments	Shares	Value (000)
Healthcare Management Services 0.74%
Aetna, Inc.	1,596,174	$78,851
Household Furnishings 1.14%
Newell Rubbermaid, Inc.	4,117,878	121,189
Identification Control & Filter Devices 1.76%
Hubbell, Inc. Class B(b)	3,435,399	186,267
Insurance: Life 1.25%
Conseco, Inc.*	6,331,023	132,255
Insurance: Multi-Line 1.06%
Genworth Financial, Inc. Class A	764,752	26,307
Safeco Corp.	1,385,281	86,248
Total		112,555
Insurance: Property-Casualty 4.69%
ACE Ltd. (Bermuda)(a)	1,663,400	103,996
Everest Re Group, Ltd. (Bermuda)(a)	138,491	15,046
PartnerRe Ltd. (Bermuda)(a)	2,413,838	187,072
XL Capital Ltd. Class A (Bermuda)(a)	2,265,246	190,937
Total		497,051
Machinery: Engines 1.07%
Cummins, Inc.	1,115,478	112,898
Machinery: Industrial/Specialty 0.01%
Joy Global Inc.	27,091	1,580
Machinery: Oil Well Equipment & Services 1.77%
Halliburton Co.	5,427,595	187,252
Medical & Dental Instruments & Supplies 1.40%
Bausch & Lomb, Inc.	2,129,812	147,894

Investments	Shares	Value (000)
Metal Fabricating 1.60%
Timken Co. (The)	4,696,490	$169,590
Miscellaneous: Equipment 1.15%
W.W. Grainger, Inc.	1,311,166	122,004
Offshore Drilling 1.77%
GlobalSantaFe Corp. (Cayman Islands)(a)	2,589,300	187,077
Oil: Crude Producers 2.90%
EOG Resources, Inc.	3,145,435	229,805
Range Resources Corp.	2,071,900	77,510
Total		307,315
Paper 2.88%
Bowater, Inc.(b)	5,795,804	144,605
MeadWestvaco Corp.	4,546,104	160,569
Total		305,174
Publishing: Miscellaneous 2.30%
R.R. Donnelley & Sons Co.	5,602,221	243,753
Radio & TV Broadcasters 1.10%
Clear Channel Communications, Inc.	3,072,601	116,206
Real Estate Investment Trusts 0.82%
Host Hotels & Resorts, Inc.	3,749,203	86,682
Restaurants 0.93%
Brinker International, Inc.	3,370,220	98,646
Retail 3.89%
Foot Locker, Inc.	5,615,703	122,422
Macy's, Inc.	2,242,982	89,226
OfficeMax, Inc.(b)	5,096,353	200,287
Total		411,935

See Notes to Financial Statements.

Schedule of Investments (unaudited) (concluded)

June 30, 2007

Investments	Shares	Value (000)
Services: Commercial 1.11%
Allied Waste Industries, Inc.*	8,758,300	$117,887
Textiles Apparel Manufacturers 0.27%
Liz Claiborne, Inc.	756,100	28,203
Tires & Rubber 0.24%
Goodyear Tire & Rubber Co. (The)*	742,900	25,823
Utilities: Electrical 8.25%
Ameren Corp.	4,151,181	203,449
CMS Energy Corp.	10,496,258	180,536
NiSource Inc.	9,650,684	199,866
Northeast Utilities System	7,362,068	208,788
Puget Energy, Inc.	3,388,100	81,924
Total		874,563
Utilities: Gas Distributors 0.34%
Southwest Gas Corp.	1,063,861	35,969
Utilities: Telecommunications 7.46%
CenturyTel, Inc.	2,414,269	118,420
EMBARQ Corp.	3,827,473	242,547
Qwest Communications International, Inc.*	36,082,826	350,003
Windstream Corp.	5,392,326	79,591
Total		790,561
Total Common Stocks (cost $7,713,946,875)		10,200,862

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.36%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $300,000,000 of Federal Home Loan Bank at 4.125% due 2/15/2008 & 4/18/2008 and $468,395,000 of Federal National Mortgage Assoc. at 3.25% to 6.00% due from 2/15/2008 to 8/15/2008; value: $471,644,004; proceeds: $462,574,369 (cost $462,393,265)	$462,393	$462,393
Total Investments in Securities 100.63% (cost $8,176,340,140)		10,663,255
Liabilities in Excess of Other Assets (0.63%)		(67,279)
Net Assets 100.00%		$10,595,976

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9.)

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in unaffiliated issuers, at value (cost $6,551,515,760)	$8,821,263,181
Investment in affiliated issuers, at value (cost $1,624,824,380)	1,841,991,725
Receivables:
Investment securities sold	48,325,601
Interest and dividends	17,930,490
Capital shares sold	9,526,178
Prepaid expenses and other assets	100,944
Total assets	10,739,138,119
LIABILITIES:
Payables:
Investment securities purchased	76,015,770
Capital shares reacquired	51,256,785
12b-1 distribution fees	5,703,478
Management fee	4,790,335
Directors' fees	922,054
Fund administration	348,854
Accrued expenses and other liabilities	4,124,448
Total liabilities	143,161,724
NET ASSETS	$10,595,976,395
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,287,132,081
Undistributed net investment income	20,941,451
Accumulated net realized gain on investments	800,988,097
Net unrealized appreciation on investments	2,486,914,766
Net Assets	$10,595,976,395
Net assets by class:
Class A Shares	$7,220,766,721
Class B Shares	$847,953,903
Class C Shares	$999,013,119
Class P Shares	$799,769,310
Class Y Shares	$728,473,342
Outstanding shares by class:
Class A Shares (500 million shares of common stock authorized, $.001 par value)	295,135,418
Class B Shares (200 million shares of common stock authorized, $.001 par value)	36,264,996
Class C Shares (200 million shares of common stock authorized, $.001 par value)	42,877,276
Class P Shares (200 million shares of common stock authorized, $.001 par value)	33,489,917
Class Y Shares (70 million shares of common stock authorized, $.001 par value)	29,790,763
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$24.47
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$25.96
Class B Shares-Net asset value	$23.38
Class C Shares-Net asset value	$23.30
Class P Shares-Net asset value	$23.88
Class Y Shares-Net asset value	$24.45

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $14,058)	$61,009,746
Dividends from affiliated issuers	12,242,857
Interest and other	8,577,034
Total investment income	81,829,637
Expenses:
Management fee	26,793,095
12b-1 distribution plan-Class A	10,494,567
12b-1 distribution plan-Class B	4,229,414
12b-1 distribution plan-Class C	4,961,106
12b-1 distribution plan-Class P	1,789,725
Shareholder servicing	8,536,281
Fund administration	2,105,760
Reports to shareholders	509,733
Custody	181,489
Directors' fees	156,928
Registration	105,995
Professional	56,711
Other	106,852
Gross expenses	60,027,656
Expense reductions (See Note 7)	(164,883)
Net expenses	59,862,773
Net investment income	21,966,864
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	622,544,386
Net realized gain on investments in affiliated issuers	188,098,598
Net change in unrealized appreciation on investments	295,048,282
Net realized and unrealized gain	1,105,691,266
Net Increase in Net Assets Resulting From Operations	$1,127,658,130

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$21,966,864	$42,159,246
Net realized gain on investments	810,642,984	997,711,190
Net change in unrealized appreciation on investments	295,048,282	153,194,276
Net increase in net assets resulting from operations	1,127,658,130	1,193,064,712
Distributions to shareholders from:
Net investment income
Class A	(238,268)	(35,835,933)
Class B	(29,072)	(418,018)
Class C	(36,711)	(545,418)
Class P	(28,149)	(3,188,676)
Class Y	(31,876)	(7,409,868)
Net realized gain
Class A	(128,454,076)	(764,817,296)
Class B	(16,397,672)	(97,546,722)
Class C	(19,318,004)	(115,923,603)
Class P	(15,028,100)	(89,907,269)
Class Y	(17,017,849)	(96,370,612)
Total distributions to shareholders	(196,579,777)	(1,211,963,415)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	820,685,934	1,366,443,183
Reinvestment of distributions	175,796,055	1,080,904,982
Cost of shares reacquired	(1,667,634,377)	(3,138,582,168)
Net decrease in net assets resulting from capital share transactions	(671,152,388)	(691,234,003)
Net increase (decrease) in net assets	259,925,965	(710,132,706)
NET ASSETS:
Beginning of period	$10,336,050,430	$11,046,183,136
End of period	$10,595,976,395	$10,336,050,430
Undistributed (Distributions in excess of) net investment income	$20,941,451	$(661,337)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$22.40		$22.41	$22.63	$18.83		$15.39	$17.41
Investment operations:
Net investment income(a)	.06		.12	.13	.10		.11	.13
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	(c)	–	–
Net realized and unrealized gain (loss)	2.44		2.57	1.66	4.43		3.70	(1.80)
Total from investment operations	2.50		2.69	1.79	4.53		3.81	(1.67)
Distributions to shareholders from:
Net investment income	–	(c)	(.12)	(.10)	(.06)		(.17)	(.07)
Net realized gain	(.43)		(2.58)	(1.91)	(.67)		(.20)	(.28)
Total distributions	(.43)		(2.70)	(2.01)	(.73)		(.37)	(.35)
Net asset value, end of period	$24.47		$22.40	$22.41	$22.63		$18.83	$15.39
Total Return(b)	11.31	%(e)	12.36%	8.16%	24.10	%(d)	24.94%	(9.75)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.51	%(e)	1.07%	1.07%	1.15%		1.19%	1.21%
Expenses, excluding expense reductions	.51	%(e)	1.07%	1.07%	1.15%		1.19%	1.21%
Net investment income	.26	%(e)	.51%	.56%	.47%		.64%	.78%
Supplemental Data:
Net assets, end of period (000)	$7,220,767		$6,832,134	$7,355,612	$6,300,413		$4,226,138	$2,252,308
Portfolio turnover rate	12.84	%(e)	19.95%	25.97%	20.35%		16.17%	23.10%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$21.50		$21.65	$21.98	$18.37		$14.97	$16.99
Investment operations:
Net investment income (loss)(a)	(.02)		(.04)	(.02)	(.03)		– (c)	.02
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	(c)	–	–
Net realized and unrealized gain (loss)	2.33		2.48	1.60	4.31		3.61	(1.75)
Total from investment operations	2.31		2.44	1.58	4.28		3.61	(1.73)
Distributions to shareholders from:
Net investment income	–	(c)	(.01)	–	–		(.01)	(.01)
Net realized gain	(.43)		(2.58)	(1.91)	(.67)		(.20)	(.28)
Total distributions	(.43)		(2.59)	(1.91)	(.67)		(.21)	(.29)
Net asset value, end of period	$23.38		$21.50	$21.65	$21.98		$18.37	$14.97
Total Return(b)	10.90	%(e)	11.60%	7.44%	23.32	%(d)	24.15%	(10.31)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(e)	1.76%	1.72%	1.77%		1.82%	1.82%
Expenses, excluding expense reductions	.86	%(e)	1.76%	1.73%	1.77%		1.82%	1.82%
Net investment income (loss)	(.09	)%(e)	(.18)%	(.11)%	(.15)%		.01%	.17%
Supplemental Data:
Net assets, end of period (000)	$847,954		$837,988	$914,957	$923,118		$771,959	$527,072
Portfolio turnover rate	12.84	%(e)	19.95%	25.97%	20.35%		16.17%	23.10%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$21.42		$21.58	$21.92	$18.32		$14.94	$16.97
Investment operations:
Net investment income (loss)(a)	(.02)		(.04)	(.02)	(.03)		– (c)	.03
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	(c)	–	–
Net realized and unrealized gain (loss)	2.33		2.47	1.59	4.30		3.60	(1.76)
Total from investment operations	2.31		2.43	1.57	4.27		3.60	(1.73)
Distributions to shareholders from:
Net investment income	–	(c)	(.01)	–	–		(.02)	(.02)
Net realized gain	(.43)		(2.58)	(1.91)	(.67)		(.20)	(.28)
Total distributions	(.43)		(2.59)	(1.91)	(.67)		(.22)	(.30)
Net asset value, end of period	$23.30		$21.42	$21.58	$21.92		$18.32	$14.94
Total Return(b)	10.94	%(e)	11.59%	7.41%	23.33	%(d)	24.21%	(10.30)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(e)	1.76%	1.72%	1.77%		1.82%	1.82%
Expenses, excluding expense reductions	.86	%(e)	1.76%	1.73%	1.77%		1.82%	1.82%
Net investment income (loss)	(.09	)%(e)	(.18)%	(.11)%	(.15)%		.01%	.17%
Supplemental Data:
Net assets, end of period (000)	$999,013		$985,897	$1,104,235	$1,115,185		$975,894	$601,416
Portfolio turnover rate	12.84	%(e)	19.95%	25.97%	20.35%		16.17%	23.10%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$21.89		$21.96	$22.22	$18.52		$15.16	$17.18
Investment operations:
Net investment income(a)	.04		.08	.10	.08		.09	.11
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	(c)	–	–
Net realized and unrealized gain (loss)	2.38		2.52	1.63	4.36		3.65	(1.78)
Total from investment operations	2.42		2.60	1.73	4.44		3.74	(1.67)
Distributions to shareholders from:
Net investment income	–	(c)	(.09)	(.08)	(.07)		(.18)	(.07)
Net realized gain	(.43)		(2.58)	(1.91)	(.67)		(.20)	(.28)
Total distributions	(.43)		(2.67)	(1.99)	(.74)		(.38)	(.35)
Net asset value, end of period	$23.88		$21.89	$21.96	$22.22		$18.52	$15.16
Total Return(b)	11.21	%(e)	12.19%	8.07%	23.99	%(d)	24.87%	(9.86)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.58	%(e)	1.21%	1.17%	1.22%		1.27%	1.27%
Expenses, excluding expense reductions	.58	%(e)	1.21%	1.18%	1.22%		1.27%	1.27%
Net investment income	.19	%(e)	.38%	.46%	.40%		.56%	.72%
Supplemental Data:
Net assets, end of period (000)	$799,769		$786,273	$815,751	$521,603		$178,439	$51,014
Portfolio turnover rate	12.84	%(e)	19.95%	25.97%	20.35%		16.17%	23.10%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class Y Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period $22.35	$22.37		$22.59	$18.78	$15.38		$1	7.38
Investment operations:
Net investment income(a)	.10		.19	.20	.17		.17	.17
Net increase from payment by an affiliate on disposal of investments in violation of an investment restriction	–		–	–	–	(c)	–	–
Net realized and unrealized gain (loss)	2.43		2.57	1.67	4.44		3.69	(1.79)
Total from investment operations	2.53		2.76	1.87	4.61		3.86	(1.62)
Distributions to shareholders from:
Net investment income	–	(c)	(.20)	(.18)	(.13)		(.26)	(.10)
Net realized gain	(.43)		(2.58)	(1.91)	(.67)		(.20)	(.28)
Total distributions	(.43)		(2.78)	(2.09)	(.80)		(.46)	(.38)
Net asset value, end of period	$24.45		$22.35	$22.37	$22.59		$18.78	$15.38
Total Return(b)	11.48	%(e)	12.69%	8.53%	24.59	%(d)	25.39%	(9.43)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.36	%(e)	.76%	.72%	.77%		.82%	.82%
Expenses, excluding expense reductions	.36	%(e)	.76%	.73%	.77%		.82%	.82%
Net investment income	.41	%(e)	.83%	.90%	.85%		1.01%	1.17%
Supplemental Data:
Net assets, end of period (000)	$728,473		$893,758	$855,628	$569,800		$357,388	$78,392
Portfolio turnover rate	12.84	%(e)	19.95%	25.97%	20.35%		16.17%	23.10%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

Shares of the Fund are no longer available for purchase by most new investors. Certain new retirement and benefit plans may continue to purchase shares if they selected the Fund as a plan option prior to October 1, 2005. The Fund continues to be available for purchase by existing investors. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .51% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A		Class B	Class C	Class P
Service	.25	%(1)	.25%	.25%	.20%
Distribution	.05%		.75%	.75%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2007:

Distributor Commissions	Dealers' Concessions
$186,996	$1,016,682

Distributor received CDSCs of $35,590 and $3,996 for Class A and Class C shares, respectively, for the six months ended June 30, 2007.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$5,739,182	$122,728,010
Net long-term capital gains	190,840,595	1,089,235,405
Total distributions paid	$196,579,777	$1,211,963,415

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$8,185,923,004
Gross unrealized gain	2,619,643,192
Gross unrealized loss	(142,311,290)
Net unrealized security gain	$2,477,331,902

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

Purchases	Sales
$1,316,365,448	$2,376,952,118

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2007.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2007.

Notes to Financial Statements (unaudited)(continued)

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended June 30, 2007:

Affiliated Issuer	Balance of Shares Held at 12/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/2007	Value at 6/30/2007	Net Realized Gain (Loss) 1/1/2007 to 6/30/2007(b)	Dividend Income 1/1/2007 to 6/30/2007(b)
ADC Telecommunications, Inc.	9,217,604	233,400	(493,193)	8,957,811	$164,196,676	$(1,019,617)	$-
American Greetings Corp.(a)	4,643,945	-	(4,643,945)	-	-	3,428,018	371,516
Ball Corp.(a)	5,430,451	-	(1,637,832)	3,792,619	-	6,827,204	-
Bowater, Inc.	5,586,911	494,500	(285,607)	5,795,804	144,605,310	(3,328,912)	2,240,948
CMS Energy Corp.(a)	12,369,979	42,900	(1,916,621)	10,496,258	-	(6,473,136)	606,119
Chemtura Corp.	12,493,559	562,400	(616,800)	12,439,159	138,199,056	858,451	1,215,131
HealthSouth Corp.	-	4,439,140	-	4,439,140	80,392,825	-	-
Hubbell, Inc. Class B	3,735,799	19,100	(319,500)	3,435,399	186,267,334	6,877,754	2,316,071
Interpublic Group of Cos. (The)(a)	22,899,221	2,503,600	(2,088,800)	23,314,021	-	1,663,614	-
JDS Uniphase Corp.	7,174,251	8,934,640	(58,500)	16,050,391	215,556,751	-	-
King Pharmaceuticals, Inc.	13,402,169	1,242,600	(1,410,900)	13,233,869	270,764,960	13,339,161	-
McAfee, Inc.(a)	7,514,296	803,800	(446,000)	7,872,096	-	2,823,246	-
Mylan Laboratories, Inc.(a)	11,212,771	1,771,100	(760,300)	12,223,571	-	2,804,591	-
Northeast Utilities System(a)	8,226,978	330,000	(1,194,910)	7,362,068	-	5,805,741	-
OfficeMax, Inc.	4,356,853	1,073,400	(333,900)	5,096,353	200,286,673	5,954,240	1,375,126
R.H. Donnelley Corp.	4,079,374	325,800	(279,300)	4,125,874	312,658,732	2,993,697	-
Sabre Holdings Corp. Class A(a)	9,954,019	-	(9,954,019)	-	-	120,635,621	985,194
Snap-on Inc.(a)	3,223,173	9,300	(464,567)	2,767,906	-	4,808,185	798,275
Sybase, Inc.	6,012,903	93,600	(704,100)	5,402,403	129,063,408	7,584,198	-
Timken Co. (The)(a)	5,036,890	39,200	(379,600)	4,696,490	-	6,070,043	1,585,597
Tupperware Brands Corp.(a)	3,802,800	-	(3,802,800)	-	-	6,446,499	748,880
	Total				$1,841,991,725	$188,098,598	$12,242,857

(a) No longer an affiliated issuer as of June 30, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or

Notes to Financial Statements (unaudited)(continued)

market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	24,941,354	$585,887,761	41,343,509	$926,984,552
Converted from Class B**	379,111	8,992,472	957,608	21,232,137
Reinvestment of distributions	5,309,806	119,683,792	33,302,586	743,719,751
Shares reacquired	(40,557,723)	(948,463,869)	(98,781,699)	(2,214,619,050)
Decrease	(9,927,452)	$(233,899,844)	(23,177,996)	$(522,682,610)
Class B Shares*
Shares sold	611,314	$13,662,501	1,710,642	$36,795,432
Reinvestment of distributions	630,801	13,625,296	3,749,878	80,489,411
Shares reacquired	(3,565,776)	(80,202,502)	(7,741,199)	(166,315,304)
Converted to Class A**	(396,033)	(8,992,472)	(994,393)	(21,232,137)
Decrease	(2,719,694)	$(61,907,177)	(3,275,072)	$(70,262,598)
Class C Shares
Shares sold	948,088	$21,002,355	3,071,619	$65,859,325
Reinvestment of distributions	627,051	13,500,415	3,747,668	80,190,953
Shares reacquired	(4,722,513)	(105,598,177)	(11,953,618)	(256,567,424)
Decrease	(3,147,374)	$(71,095,407)	(5,134,331)	$(110,517,146)
Class P Shares
Shares sold	3,781,547	$86,640,115	7,066,036	$154,884,238
Reinvestment of distributions	565,203	12,440,112	3,467,568	75,727,833
Shares reacquired	(6,781,830)	(155,544,263)	(11,758,250)	(258,068,366)
Decrease	(2,435,080)	$(56,464,036)	(1,224,646)	$(27,456,295)
Class Y Shares
Shares sold	4,825,066	$113,493,202	8,038,059	$181,919,636
Reinvestment of distributions	735,397	16,546,440	4,520,771	100,777,034
Shares reacquired	(15,754,663)	(377,825,566)	(10,820,443)	(243,012,024)
Increase (decrease)	(10,194,200)	$(247,785,924)	1,738,387	$39,684,646

*Amounts for the year ended December 31, 2006 have been reclassified to conform with current presentation.

**Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective

Notes to Financial Statements (unaudited)(concluded)

June 29, 2007, the Fund has adopted FIN 48. Management has determined that FIN 48 did not have a material impact on the Fund's financial statements for the six months ended June 30, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LAMCYF-3-0607

(08/07)

Lord Abbett Mid-Cap Value Fund, Inc.

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:                Code of Ethics.

Not applicable.

Item 3:               Audit Committee Financial Expert.

Not applicable.

Item 4:               Principal Accountant Fees and Services.

Not applicable.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Schedule of Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007